Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	May 13, 2025	Jan. 10, 2025	Mar. 17, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 13, 2026	Nov. 14, 2025	Jul. 01, 2025
Shareholder Information Description					Euroseas shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date
Management fee					$ 971,346	$ 927,573	$ 842,718
Subsequent Events
Management fee				$ 884
Exchange price				$ 1.04
Executive compensation				$ 500,000
Gross proceed		$ 13,150,000
Gain recognized on the sale of the vessel		10,200,000
Subsidiary [Member]
Shareholder Information Description					Euroseas shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date
Subsidiary [Member] | Subsequent Events
Management fee				884
Gain recognized on the sale of the vessel		10,200,000
Common Stock Shares Exchange for Subsidiaries			2,816,615
Gross proceed		$ 13,150,000
Distribution date			Mar. 17, 2025
Record date			Mar. 07, 2025
Adoption of shareholder rights plan	On May 13, 2025, the Company adopted a shareholder rights agreement effective as of that date and declared a dividend distribution of one preferred stock purchase right for each share of the Company’s common stock, par value $0.01 per share held of record as of the close of business on May 13, 2025. Each right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $30.00, subject to adjustment. The rights will expire on the earliest of (i) May 14, 2035 or (ii) redemption or exchange of the rights
Executive compensation				$ 500,000
Equity term	10 years
Equity instruments authorized under the 2025 Equity Incentive Plan	200,000
Non-vested shares issued at Spin-off										35,760
Unvested shares and cash awards										89,400
Vested shares								30,050	30,050	29,300
Remaining common stock for resale	1,614,881
Remaining common stock for resale, percentage	57.30%
Subsidiary [Member] | Subsequent Events | Employees
Award granted	18,340
Subsidiary [Member] | Subsequent Events | Officers And Directors [Member]
Award granted	17,420